Other disclosures - Share-based payment schemes - Long-term share-based incentive programme - Narrative (Details) kr / shares in Units, kr in Millions		1 Months Ended	12 Months Ended
	Feb. 01, 2022 DKK (kr) shares	Feb. 16, 2021 kr / shares	Dec. 31, 2021 DKK (kr) shares numberOfBaseSalary	Dec. 31, 2020 DKK (kr) shares	Dec. 31, 2019 DKK (kr) shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year | shares			2,200,000	1,400,000	4,100,000
Share-based payment costs (note 5.1)			kr 1,040	kr 823	kr 363
Financial target period			3 years
Outstanding at the end of the year (in shares) | shares			9,900,000	8,600,000	6,900,000	5,600,000
CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum Share Allocation, Amount Of Month's Base Salary | numberOfBaseSalary			26
Executive Vice President
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum Share Allocation, Amount Of Month's Base Salary | numberOfBaseSalary			19.5
Senior Vice President
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum Share Allocation, Amount Of Month's Base Salary | numberOfBaseSalary			15.6
Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)			kr 234	kr 162	kr 86
Shares for Management Board | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation		45.00%
Shares for Management Board | Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of pool allocation		55.00%
Shares for Management Board | Novo Nordisk B Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value per share at launch (DKK per share) | kr / shares		kr 450
Long-term share-based incentive programme (management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)			kr 598	kr 436	kr 195
2020 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year | shares	500,000			400,000
Total market value at launch (DKK million)	kr 223			kr 152
Amortisation period			3 years	4 years
Outstanding at the end of the year (in shares) | shares				1,800,000	1,300,000
2020 Shares allocated to pool | Shares for Management Board | Vesting Period 2021 - 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)			kr 74
2020 Shares allocated to pool | Long-term share-based incentive programme (management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year | shares			1,600,000	1,000,000.0
Total market value at launch (DKK million)			kr 649	kr 416
Amortisation period				4 years
Outstanding at the end of the year (in shares) | shares				4,500,000	3,200,000
2020 Shares allocated to pool | Long-term share-based incentive programme (management group below Management Board) | Vesting Period 2021 - 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment costs (note 5.1)			kr 216
Award date period three | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Allocated in the year | shares			500,000
Total market value at launch (DKK million)			kr 115
Award date period three | Long-term share-based incentive programme (management group below Management Board)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortisation period			3 years
Percent of increase in share allocation			30.00%
Outstanding at the end of the year (in shares) | shares			1,200,000
Award date period three | Long-term share-based incentive programme (management group below Management Board) | Amortisation Period 2018 - 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total market value at launch (DKK million)			kr 312